Capital and reserves, Allotted called up and fully paid (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	£ 641	£ 490	£ 429
Ordinary Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	268	252	247
Series A Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	170	170	170
Series B Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	115	62	0
Series C Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	82	0	0
Growth Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	£ 6	£ 6	£ 12